April 6, 2005

Securities and Exchange Commission

Division of Corporation Finance

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Ultrapar Participações S.A.

Ladies and Gentlemen:

On behalf of Ultrapar Participações S.A. (the “Company”), a company incorporated under the laws of Brazil, we enclose herewith Amendment No. 4 to the Registration Statement on Form F-1, Registration No. 333-122496 for filing on EDGAR pursuant to the Securities Act of 1933, as amended, relating to a proposed offering of the Company’s preferred shares including preferred shares represented by American Depositary Shares. The ADSs are listed on the New York Stock Exchange under the symbol “UGP”.

The Registration Statement has been revised in response to the Staff’s comments. Attachment A to this letter reproduces the Staff’s April 1, 2005 comments, each of which is followed by the response.

This letter confirms that an oral request for acceleration of the effective date of the Registration Statement will be made in accordance with Rule 461 of the Act. The Company and the managing underwriters are aware of their obligations under the Act.

If you have any questions regarding this filing, please feel free to call the undersigned at (212) 450-4779.

Very truly yours,

/s/ Andrés V. Gil
Andrés V. Gil

cc:	Roberto Kutschat Angela Pegas André Covré Sara Hanks

Attachment A

Table of Contents, page i

1.	We note your response to prior comment 16. Please make similar revisions to the disclosure in the second paragraph.

We have revised the disclosure in response to the Staff’s comment.

Prospectus Summary, page 1

2.	We note your response to comment 6 and reissue the comment.

We have revised the disclosure to eliminate the sections “Our Strengths” and “Our Strategy” from the prospectus summary and relocated them in the business section.

Summary Financial Information, page 9

3.	We note your response to prior comments 13 and 14. In accordance with Item 10(e)(l)(i)(A) of Regulation S-K, you are required to provide a reconciliation of adjusted EBITDA to the most comparable GAAP based measure. We note that the answer to Question 15 of the Frequently Asked Question Regarding the Use of Non-GAAP Measures indicates that operating income is not the closest GAAP based financial measure. Accordingly, please revise your filing to include reconciliation from either net income or cash flows from operating activities to adjusted EBITDA.

We have revised the disclosure to include a reconciliation from net income to adjusted EBITDA.

4.	We note your response to our prior comment 15. Please revise your disclosure to discuss the material limitations associated with the use of the measure “adjusted EBITDA” as was previously requested in our last comment letter.

We have revised the disclosure to discuss the material limitations associated with the use of the measure “adjusted EBITDA.”

Use of Proceeds, page 25

5.	We note your response to comment 23. You should specify in this section the “planned capital expenditures” for which you intend to use the proceeds rather than referencing disclosure in the Management’s Discussion and Analysis section.

We have revised the disclosure to discuss the planned capital expenditures for which we intend to use the proceeds.

Tabular Disclosure of Contractual Obligations, page 51

6.	We note your response to prior comment 34 and believe that you should include the current portion of your long-term debt in your table of contractual obligations. Please revise your disclosure accordingly or tell us why you believe the current presentation is appropriate.

We have revised the disclosure to include the current portion of our long-term debt in the table of contractual obligations.

Business, page 55

7.	We note your response to comment 35. Please provide us copies of the reports from which you cite. Clearly mark the sections within the reports what support the statements in your prospectus. Please tell us if any of the reports are not publicly available. If not, file the necessary consents.

We are providing supplementally copies of the reports that support the statements in the prospectus. The enclosed reports are all publicly available.

Oxiteno, page 74

8.	We note your response to comment 36 and reissue the comment. The chart on page 74 is still illegible. Please include a legible version of this chart.

We have included a legible copy of the chart.

No Sales of Similar Securities, page 133

9.	We note your response to comment 53. Please briefly and generally disclose the factors UBS Securities LLC will consider before consenting to a transaction prohibited by the lock-up agreement.

We have revised the prospectus to disclose the factors UBS Securities LLC will consider before consenting to a transaction prohibited by the lock-up agreement.

V-Additional Disclosure Required by U.S. GAAP, page F-44

10.	We note your response to prior comment 65. Contingently issuable shares should only be included in basic EPS when there is no circumstance under which those shares would not be issued. Outstanding common shares that are contingently returnable are treated in the same manner as contingently issuable shares. If shares are returnable or placed in escrow in until the shares are vested or some other contingent criteria are met, the shares should be excluded from the denominator in computing basic EPS, even if they have been issued. Please revise your computation of basic EPS under US GAAP or tell us how you have complied with paragraph 10 of SFAS 128.

In response to the Staff’s comment, we respectfully submit that the earnings per share calculation adopted by the Company is appropriate in light of the facts and circumstances surrounding our stock compensation plan. As the shares granted to the executives have full rights to receive dividends in the same manner unrestricted common and preferred shares receive dividends (participating shares), we believe that if we exclude those shares from the denominator to compute basic EPS, there would be a transfer from the income available to the preferred shareholders to the common shareholders, which in our judgment is not appropriate and would distort the EPS computation. As a clarification the main characteristics of our stock plan are the following:

■	The plan was approved by the Company on November 26, 2003;

■	The Company granted shares to the executives under the plan in December 2003 and October 2004;

■	Shares will cliff vest after ten years of the initial award provided that the executives remain employed by the Company;

■	Shares will vest based solely on the passage of time (no other performance is required for vesting);

■	The executives receive full rights to dividends on the restricted shares in the same manner common and preferred shares receive dividends (participating shares);

■	In the event that the executives forfeits his/her shares, he/she is not required to refund dividends on those shares;

■	The dividends on the restricted shares are declared and paid to the executives in the same manner as the unrestricted classes of shares.

In addition to the above, we advise the Staff that the effect on EPS of excluding the restricted unvested shares from the denominator in computing basic EPS has been assessed as quantitatively and qualitatively immaterial by the Company and its independent auditors. The exclusion would not change the EPS computation at all for 2002 since the Company started granting those shares to executives in December 2003. For 2003, the effect would result in an increase of R$ 0.001 in EPS for preferred shares, which would not change the cents disclosed in the financial statements (this change represents 0.03% of EPS disclosed for 2003). For 2004, the effect would result in a increase of R$ 0.008 in EPS for preferred shares, which would only change the EPS disclosed in the financial statements by rounding (this change represents 0.16% of EPS disclosed for 2004). In order to clarify the effects discussed above we include a table below with the impacts in EPS computation for 2003 and 2004. In addition to the quantitative considerations discussed above, we also have assessed the qualitative considerations of this accounting treatment change and we consider that the adoption of this accounting treatment would not: a) mask changes in earnings or other trends, b) hide a failure to meet analysts’ consensus expectations for the Company; c) change a loss into income or vice versa; d) concern a segment or other portion of our business that has been identified as playing a significant role in our operations or profitability; e) affect our compliance with regulatory requirements; f) affect our compliance with loan covenants or other contractual requirements; g) have the effect of increasing management’s compensation; h) involve concealment of an unlawful transaction; i) change the EPS disclosed in the primary GAAP of the financial statements, which is used to distribute earnings. Therefore, we consider that the effect of such accounting treatment is immaterial to our financial statements both quantitatively and qualitatively.

We have discussed our position with our independent auditors who have concurred with it. We respectfully request that the Staff concur with this position.

EPS 2003 As disclosed

	Common	Preferred	Total
Distributed income	44.5	27.5	72.0
Undistributed income	133.7	82.6	216.3

Net income under U.S. GAAP	178.2	110.1	288.3

Weighted average shares outstanding (in thousand)	51,264,622	28,805,913	80,070,535

Earnings per thousand shares – R$	3.48	3.82

EPS 2003 Effect of excluding restricted shares from denominator

	Common	Preferred	Total
Distributed income	44.5	27.5	72.0
Undistributed income	133.7	82.6	216.3

Net income under U.S. GAAP	178.2	110.1	288.3

Weighted average shares outstanding (in thousand)	51,264,622	28,795,947	80,060,569

Earnings per thousand shares – R$	3.48	3.82

EPS 2004 As disclosed
	Common	Preferred	Total
Distributed income	105.2	59.0	164.2
Undistributed income	160.3	89.8	250.1

Net income under U.S. GAAP	265.5	148.8	414.3

Weighted average shares outstanding (in thousand)	51,257,013	28,718,820	79,975,833

Earnings per thousand shares – R$	5.18	5.18

EPS 2004 Effect of excluding restricted shares from denominator

	Common	Preferred	Total
Distributed income	105.2	59.0	164.2
Undistributed income	160.8	89.3	250.1

Net income under U.S. GAAP	266.0	148.3	414.3

Weighted average shares outstanding (in thousand)	51,257,013	28,591,362	79,848,375

Earnings per thousand shares – R$	5.19	5.19